Note 3 - Clearing Agreements	12 Months Ended
Sep. 30, 2013
Due to and from Broker-Dealers and Clearing Organizations [Abstract]
Schedule of Due to (from) Broker-Dealers and Clearing Organizations [Table Text Block]

NOTE 3. CLEARING AGREEMENTS

National Securities Corporation and vFinance Investments, Inc. have separate but coterminous clearing agreements with National Financial Services, LLC with a termination date of February 1, 2015. The clearing agreement includes a termination fee if either broker dealer terminates the agreement without cause. The Broker Dealer Subsidiaries currently have clearing agreements with NFS, Legent, ICBC and Rosenthal, RJO and Southwest Clearing.